Document and Entity Information	0 Months Ended
Feb. 28, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2015
Registrant Name	SEI Catholic Values Trust
Central Index Key	0001627853
Amendment Flag	false
Document Creation Date	Apr. 08, 2015
Document Effective Date	Apr. 08, 2015
Prospectus Date	Apr. 08, 2015
Class A Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class A
Risk/Return:
Trading Symbol	CAVAX
Class A Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class A
Risk/Return:
Trading Symbol	CFVAX
Class Y Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class Y
Risk/Return:
Trading Symbol	CAVYX
Class Y Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class Y
Risk/Return:
Trading Symbol	CFVYX